Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	IronBridge Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001487592
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | IronBridge Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSCX
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSMX
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | IronBridge Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBGFX
IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBLCX
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | IronBridge Horizon Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBHZX
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | IronBridge Skyline Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSLX